Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Transactions Affecting Issued and Outstanding Share Capital
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2018 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
Balance as at March 31, 2017	83,308,154	2.2	23,088,883	101.1	106,397,037	103.3
Convert multiple voting shares to subordinate voting shares	(12,414,078)	(0.3)	12,414,078	0.3	—	—
Exercise of stock options	—	—	1,994,588	2.8	1,994,588	2.8
Balance as at March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2019 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
Balance as at March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1
Issuance of subordinate voting shares in business combination (note 5)	—	—	16,946	1.5	16,946	1.5
Convert multiple voting shares to subordinate voting shares	(19,890,000)	(0.5)	19,890,000	0.5	—	—
Exercise of stock options	—	—	1,702,503	5.0	1,702,503	5.0
Balance as at March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6

Schedule of Effect of Recapitalization Transactions
The effect of the Recapitalization transactions on the issued and outstanding share capital of the Company is described below:

	Common Shares				Preferred Shares
	Class A		Class B		Class A senior preferred		Class A junior preferred		Class B senior preferred		Class B junior preferred		Class D preferred
	Number	$	Number	$	Number	$	Number	$	Number	$	Number	$	Number	$
Balance, as at March 31, 2016	7	3.4	3	—	53,144,000	53.1	3,426,892	3.7	22,776,000	—	34,164,000	—	—	—
Recapitalization transactions:
Repurchase Class A senior preferred shares	—	—	—	—	(53,144,000)	(53.1)	—	—	—	—	—	—	—	—
Redeem Class A junior preferred shares	—	—	—	—	—	—	(3,426,892)	(3.7)	—	—	—	—	—	—
Subdivide Class A and Class B common shares	69,999,993	—	29,999,997	—	—	—	—	—	—	—	—	—	—	—
Return of capital on Class A common shares	—	(0.7)		—	—	—	—	—	—	—	—	—	—	—
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares	30,000,000	—	(30,000,000)	—	—	—	—	—	(22,776,000)	—	(34,164,000)	—	63,576,003	—
Redeem Class D preferred shares	—	—	—	—	—	—	—	—	—	—	—	—	(63,576,003)	—
Balance, after Recapitalization	100,000,000	2.7	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of Share Capital Transactions
Share capital transactions in connection with the public share offering are as follows:

	Class A common shares		Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$	Number	$
Balance, after Recapitalization	100,000,000	2.7	—	—	—	—	100,000,000	2.7
Public share offering:
Exchange Class A common shares for multiple voting shares	(100,000,000)	(2.7)	100,000,000	2.7	—	—	—	—
Convert multiple voting shares to subordinate voting shares	—	—	(16,691,846)	(0.5)	16,691,846	0.5	—	—
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5.4 (net of tax of $1.9)	—	—	—	—	6,308,154	101.9	6,308,154	101.9
Share issue costs, net of tax of $0.5	—	—	—	—	—	(1.4)	—	(1.4)
Exercise of stock options	—	—	—	—	88,883	0.1	88,883	0.1
Balance as at March 31, 2017	—	—	83,308,154	2.2	23,088,883	101.1	106,397,037	103.3